Class A Ordinary Shares Subject to Possible Redemption (Details) - Class A Ordinary Shares [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Class A Ordinary Shares Subject to Possible Redemption (Details) [Line Items]
Ordinary shares, authorized	500,000,000	500,000,000
Price per share (in Dollars per share)	$ 0.0001	$ 0.0001
Voting rights	one	one
Ordinary shares subject to possible redemption, shares outstanding	2,119,553	4,642,030	20,000,000